Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 5,715,022	$ 456,765
Loss from operations	(5,715,022)	(456,765)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,455,873	4,680
Interest expense on promissory note - related party	(7,363)
Unrealized loss on fair value changes of over-allotment option liability		(22,500)
Total other income (expense), net	2,448,510	(17,820)
Loss before provision for income taxes	(3,266,512)	(474,585)
Provision for income taxes	(431,632)
Net loss	$ (3,698,144)	$ (474,585)
Common Stock Subject to Redemption
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	17,250,000	6,462,329
Basic and diluted net loss per (in Dollars per share)	$ (0.17)	$ (0.05)
Non-Redeemable Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	4,502,250	4,029,134
Basic and diluted net loss per (in Dollars per share)	$ (0.17)	$ (0.05)